Earnings (Loss) Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings (Loss) Per Share [Abstract]
Stock options warrants shares					1,851,038	1,851,038
EPS anti-dilutive shares	1,852,015	1,871,333	1,852,015	1,871,333